Restructurings and impairment charges	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring Plan
8. Restructurings and impairment charges
November workforce reduction
On November 14, 2022, the Company announced a corporate restructuring as a result of the strategic decision to discontinue further development of
NL-201.
In conjunction with this decision, the Company’s Board of Directors approved a restructuring plan that included a reduction of approximately 40% of the Company’s workforce (the “November 2022 Reduction”).

In connection with the November 2022 Reduction, the Company expects to incur aggregate restructuring charges consisting of severance payments, benefits, and other employee related costs of $1.7 million, of which $1.4 million was recognized during the fourth quarter of 2022. The remaining $0.3 million was incurred during the six months ended June 30, 2023, all of which is included in research and development expenses in the statement of operations and comprehensive income (loss). The Company expects to pay all remaining restructuring charges associated with the November 2022 Reduction by the end of the third quarter of 2023.
March workforce reduction
On March 6, 2023, the Company’s Board of Directors approved a reduction in force of the Company’s workforce by approximately 70% in connection with a re-prioritization
of the Company’s focus on seeking strategic alternatives to maximize stockholder value (the “March 2023 Restructuring Plan”).
In connection with the March 2023 Restructuring Plan, the Company expects to incur additional aggregate restructuring charges consisting of severance payments, benefits, and other employee related costs of $1.8 million, all of which was incurred during the six months ended June 30, 2023. Of the $1.8 million of restructuring charges incurred during the six months ended June 30, 2023, $0.6 million is included in general and administrative expenses and $1.2 million is included in research and development expenses in the condensed statement of operations and comprehensive income (loss). The Company expects to pay all remaining restructuring charges associated with the March 2023 Restructuring Plan by the end of the first quarter of 2024.
A summary of the accrued liabilities activity recorded in connection with the November 2022 Reduction and March 2023 Restructuring Plan for the six months ended June 30, 2023 is as follows (in thousands):

	Accrued at December 31, 2022	Charges	Amounts Paid	Accrued at June 30, 2023

Employee severance, benefits, and related costs
November 2022 Reduction	$1,041	$327	$(1,058)	$310
March 2023 Restructuring Plan	$—	$1,782	$(1,218)	$564

Total	$1,041	$2,109	$(2,276)	$874

Impairment charges
As a result of the March 2023 Restructuring Plan, the Company determined that sufficient indicators existed to trigger the performance of an interim long-lived asset impairment analysis as of March 31, 2023. In the first quarter of 2023, the Company tested the recoverability of its asset groups for property and equipment using entity-specific undiscounted cash flows. Based on these undiscounted cash flows, the Company concluded the undiscounted future cash flows expected to result from the eventual disposition of its long-lived assets were less than the carrying value of the asset groups. Therefore, the Company measured the long-lived asset impairment as the amount by which the carrying value of the asset group exceeds its fair value and recorded an impairment charge of $3.4 million. The fair value of the asset group reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset group which represents a Level 3 fair value measurement. During the three months ended June 30, 2023, the Company sold property and equipment previously assessed for impairment with a carrying value of $1.8 million, for a $0.2 million gain on sale, net. Of this total gain, $0.3 million of gain on sale is included in research and development expenses and a $0.1 million loss on sale included in general and administrative expenses in the condensed statement of operations and comprehensive income (loss).

13. Workforce reduction
On November 14, 2022, the Company announced the decision to discontinue further development of
NL-201.
In conjunction with this decision, the Company’s Board of Directors approved a restructuring plan that includes a reduction of approximately 40% of the Company’s workforce (the “November 2022 Reduction”).
The Company expects to incur aggregate restructuring charges consisting of severance payments, benefits, and other employee related costs of $1.8 million, of which $1.4 million was incurred during the year ended December 31, 2022 and the remaining $0.4 million will be incurred during the quarter ended March 31, 2023 due to future service requirements by certain employees to receive severance benefits. Of the $1.4 million of restructuring charges incurred during the year ended December 31, 2022, $0.2 million is included in general and administrative expenses and $1.2 million is included in research and development expenses in the statement of operations and comprehensive income. The Company expects to pay all remaining restructuring charges by the end of 2023.
A summary of the accrued liabilities activity recorded in connection with the November 2022 Reduction for the year ended December 31, 2022 is as follows (in thousands):

	Charges	Amounts Paid	Accrued at December 31, 2022

Employee severance, benefits, and related costs
November 2022 Reduction	$1,407	$366	$1,041

Total	$1,407	$366	$1,041